Schedule of recorded expenses and revenues with respect to related party transactions (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Rent expenses	$ 87,798	$ 92,709	$ 124,024	$ 125,857
Anteya Technology Corp
Purchase from related party	544,659	916,532	1,125,062	1,614,844
Sale to related party			0	1,061
Mr. Wei-Rur Chen [Member]
Rent expenses	$ 36,327	$ 36,354	$ 48,703	$ 48,980